UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                  FORM 13F

                            FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2011

Check here if Amendment [  ]; Amendment Number:
This amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:     Calypso Capital Management, LP
Address:  135 East 57 street
          New York, NY 10022

13 File Number: 028-11557

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct, and complete, and and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form


Person Signing this Report on Behalf of Reporting Manager:

Name:      Shawn R. Singh, Esq.
Title:     General Counsel
Phone:     212-371-4063
Signature, Place and Date of Signing:

Shawn R. Singh, April 28, 2011


Report Type (Check only one.):
[ X]        13F HOLDINGS REPORT.
[  ]        13F NOTICE.
[  ]        13F COMBINATION REPORT.


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934

                           FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    19

Form 13F Information Table Value Total:    110871



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
                                                                FORM 13F INFORMATION TABLE
                                                              VALUE   SHARES/ SH/ PUT/ INVSTMT   OTHER        VOTING AUTHORITY
           NAME OF ISSUER        TITLE OF CLASS     CUSIP   x($1000) PRN AMT  PRN CALL DISCRETN MANAGERS   SOLE    SHARED    NONE
  ------------------------------ ---------------- --------- -------- -------- --- ---- -------- --------- -------- -------- --------
D BLUE NILE INC  COM STK         OPTIONS - PUTS   99OCV2FH9     2971    55000 SH  PUT  SOLE                      0        0    55000
D CONSUMER DISCRETIONA RY SELT   OPTIONS - PUTS   99OD553R0     3905   100000 SH  PUT  SOLE                      0        0   100000
D DRESSER-RAND GROUP INC COM     COMMON STOCK     261608103     6032   112500 SH       SOLE                      0        0   112500
D DRESSER-RAND GROUP INC COM     OPTIONS - CALLS  99OD3HSX6     2681    50000 SH  CALL SOLE                      0        0    50000
D ENERGY SELECT SECTOR  SPDR     OPTIONS - PUTS   99OD7Q525     2991    37500 SH  PUT  SOLE                      0        0    37500
D ISHARES INC MSCI BRAZIL FREE I OPTIONS - PUTS   99OD3N6C3     3876    50000 SH  PUT  SOLE                      0        0    50000
D ISHARES MSCI EMERGIN G MKTS IN OPTIONS - PUTS   99OCZPFQ4     4867   100000 SH  PUT  SOLE                      0        0   100000
D ISHARES MSCI EMERGIN G MKTS IN OPTIONS - PUTS   99OCZPFR2     6084   125000 SH  PUT  SOLE                      0        0   125000
D POWERSHARES QQQ NASD AQ 100    OPTIONS - PUTS   99OD7SNC9     5743   100000 SH  PUT  SOLE                      0        0   100000
D QEP RESOURCES                  COMMON STOCK     74733V100     8610   212372 SH       SOLE                      0        0   212372
D QEP RESOURCES                  OPTIONS - CALLS  99OD4JS29     2072    51100 SH  CALL SOLE                      0        0    51100
D SIGNET JEWELERS LTD  COM STK   COMMON STOCK     G81276100     5212   113264 SH       SOLE                      0        0   113264
D SPDR S&P 500 ETF TRUST         OPTIONS - PUTS   99OD0GY22    25524   192500 SH  PUT  SOLE                      0        0   192500
D SPRINT NEXTEL CORP             COMMON STOCK     852061100     2900   625000 SH       SOLE                      0        0   625000
D TECHNOLOGY SELECT SE CT SPDR   OPTIONS - PUTS   99OD54WJ9    11728   450000 SH  PUT  SOLE                      0        0   450000
D TESLA MOTORS INC               OPTIONS - PUTS   99OD7GSV8     5550   200000 SH  PUT  SOLE                      0        0   200000
D ULTRA PETROLEUM CORP COM       COMMON STOCK     903914109     8278   168072 SH       SOLE                      0        0   168072
D ULTRA PETROLEUM CORP COM       OPTIONS - CALLS  99OD4ZKQ8      616    12500 SH  CALL SOLE                      0        0    12500
D ULTRA PETROLEUM CORP COM       OPTIONS - CALLS  99OD4ZKR6     1231    25000 SH  CALL SOLE                      0        0    25000
S REPORT SUMMARY                 19 DATA RECORDS              110871        0 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED